GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Disclosure of general and administrative expenses
	Year ended December 31
	2024	2023	2022
	USD thousands

Wages, salaries and related expenses	23,419	21,835	18,933
Share base payments	4,314	12,121	31,878
Rent and office maintenance	1,667	2,432	319
Professional expenses	9,935	7,686	12,233
Doubtful debts	1,516	4,337	(3,167)
Acquisition costs	-	171	6,012
Other expenses	386	2,469	1,797

	41,237	51,051	68,005